Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
17. SUBSEQUENT EVENTS
Agreement and Plan of Merger
On March 24, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), with SoftBank , Backgammon Acquisition Corp., a Delaware corporation and a wholly owned subsidiary of Parent (“Merger Sub”), pursuant to which Merger Sub will merge with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of SoftBank.
At the Effective Time, each share of Company Common Stock (other than (i) shares held in the treasury of the Company or owned by

Merger Sub, (ii) shares held by stockholders who have perfected their statutory rights of appraisal under Section
262
of the Delaware General Corporation Law, (iii) shares already issued pursuant to the exercise of an option to purchase Company Common Stock to the extent that such option is not vested as of the Effective Time and (iv)
restricted shares that have not vested as of the Effective Time) will be converted automatically into and shall thereafter represent only the right to receive $1.40 in cash, without interest
,

subject to applicable withholding taxes.
The Merger is conditioned upon, among other things, the approval of the Merger Agreement by the affirmative vote of holders of at least a majority of all outstanding shares of Company Common Stock, voting together as a single class, at a meeting of the Company’s stockholders held for such purpose, the expiration of the applicable waiting period (and any extension thereof) under the Hart-Scott-Rodino Antitrust Improvements Act of
1976
, certain other approvals, clearances or expirations of waiting periods under other antitrust laws and foreign investment screening laws, and other customary closing conditions. The Closing is not subject to a financing condition.
Voting and Support Agreement
In connection with the execution of the Merger Agreement, the
Company
and SoftBank entered into voting and support agreements (the “Voting Agreement”) with three of the Company’s largest stockholders (certain entities related to Vinod Khosla (Khosla Ventures Seed B LP, Khosla Ventures Seed B (CF), LP, Khosla Ventures V, LP), New Enterprise Associates 15, L.P., and Canaan X, L.P.) (the “Supporting Stockholders”) under which such stockholders agreed, among other things, to vote, or cause to be voted, all of the shares of Company Common Stock beneficially owned by such stockholders in favor of (i) the approval of the Merger and certain other related matters and (ii) the adoption of an amendment to the certificate of incorporation of the Company to increase the number of authorized shares of Class A Common Stock to
700,000,000
(the “Charter Amendment Approval”).
Convertible Note Purchase Agreement
Additionally, in connection with the execution of the Merger Agreement, the Company has entered into a convertible note purchase agreement (the “Note Purchase Agreement”) with Backgammon Investment Corp, a Delaware corporation and wholly owned subsidiary of SoftBank (“BIC”) under which the Company may issue to BIC up to $60 million of convertible senior unsecured notes (the “Notes”) in exchange for up to $60 million of cash, prior to the Closing and subject to certain conditions. The Note Purchase Agreement permits the Company to draw up to $12 million in any

30-day

period, if the Company’s cash balance is below $30 million. The Notes will mature on the earlier of (i) six months following the termination of the Merger Agreement and (ii) June 30, 2024, unless earlier repurchased or converted. The conversion rate for the Notes will initially be 714.2857 shares of Class A Common Stock for each $1,000 principal amount of Notes (the “Conversion Rate”), which is equivalent to an initial conversion price of approximately $1.40 per share of Class A Common Stock. The Conversion Rate is subject to adjustment under certain circumstances in accordance with the terms of the Note Purchase Agreement. The Notes will bear interest at a rate of 20.00% per year compounded semi-annually and will be payable in-kind

semi-annually by increasing the principal amount of the Notes. In the event of payment defaults on interest or principal when due, the interest rate will be increased to 25.00%.